Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	$ 26,282	$ 20,179
La Verde (Mexico) [Member]
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	19,741	19,741
Warintza (Ecuador) [Member]
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	6,291	188
ENAMI Concessions (Ecuador) [Member]
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	$ 250	$ 250